January 2, 2019

Supplement

SUPPLEMENT DATED JANUARY 2, 2019 TO THE SUMMARY PROSPECTUS AND PROSPECTUS OF
Morgan Stanley Multi Cap Growth Trust, dated March 30, 2018

All references to the "Growth team" are hereby deleted and replaced with the "Counterpoint Global team."

Please retain this supplement for future reference.

CPOCPTSUMPROSPT 1/19